Capital Management - Additional Information (Detail)	1 Months Ended	3 Months Ended
	Dec. 31, 2018	Jan. 31, 2019
Disclosure of capital management [abstract]
Capital conservation buffer, percentage		2.50%
Common equity surcharge, percentage		1.00%
Domestic stability buffer, percentage	1.75%	1.50%